Long-lived Assets by Geographical Information (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Long-lived assets, Total	$ 3,487	$ 3,307
Asia
Segment Reporting Information [Line Items]
Long-lived assets, Total	739	696
China
Segment Reporting Information [Line Items]
Long-lived assets, Total	434	391
Japan
Segment Reporting Information [Line Items]
Long-lived assets, Total	103	98
Rest of Asia
Segment Reporting Information [Line Items]
Long-lived assets, Total	202	207
Continents of North and South America
Segment Reporting Information [Line Items]
Long-lived assets, Total	2,027	1,906
Europe
Segment Reporting Information [Line Items]
Long-lived assets, Total	$ 721	$ 705